Investments in associates/Asset classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Disclosure of associates
Details of the Group’s material associate are as follows:

Name of associate	Place of business	Measurement method	% of ownership interest as at December 31,
			2022	2021
BliNK Biomedical SAS	FR	2021: Equity method 2022: lower of carrying amount and fair value less costs to sell	48.9%	48.9%

Schedule of summarized financial information
The summarized financial information below represents amounts shown in the associate’s financial statements prepared in accordance with IFRS (adjusted by the Group for equity accounting purposes).

€ in thousand	As at December 31,
	2022	2021
BLINK BIOMEDICAL SAS
Non-current assets	1	2
Current assets	4,903	4,782
Non-current liabilities	209	209
Current liabilities	28	93
Revenue	266	267
Profit/(Loss) from continuing operations	212	(16)
TOTAL COMPREHENSIVE INCOME/(LOSS)	212	(16)

Schedule of reconciliation of the carrying amount

€ in thousand	As at December 31,
	2022	2021
Net assets of associate	4,557	4,344
Proportion of the Company’s ownership interest in BliNK Biomedical SAS	48.9%	48.9%
BALANCE	2,228	2,121